Note 4 - Property and Equipment (Detail) - Property and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 2,486,144	$ 2,023,000
Less accumulated depreciation and amortization	(1,199,029)	(804,170)
Total property and equipment, net	1,287,115	1,218,830
Equipment [Member]
Property and equipment, gross	1,044,969	934,253
Furniture and Fixtures [Member]
Property and equipment, gross	105,376	106,054
Leasehold Improvements [Member]
Property and equipment, gross	157,236	157,236
Computer Equipment [Member]
Property and equipment, gross	114,786	101,482
Loaned Systems [Member]
Property and equipment, gross	$ 1,063,777	$ 723,975